Investment Securities - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014 Security	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013 Security	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 Security	Dec. 31, 2013 Security	Dec. 31, 2012 Bonds
Net Investment Income [Line Items]
Pledged securities, carrying values	$ 1,400,000,000				$ 1,500,000,000				$ 1,400,000,000	$ 1,500,000,000
Number of debt securities, held	112				207				112	207
Unrealized losses on debt securities, percent of amortized cost	1.31%				3.23%				1.31%	3.23%
Unrated revenue municipal bond											1
Impairment of par value bond, percentage									50.00%
Gain (loss) on sale of available for sale investments	$ 164,000	$ 582,000	$ 8,000	$ 19,000	$ 19,000	$ 13,000	$ (57,000)	$ 2,359,000	$ 771,000	$ 2,277,000	$ 3,739,000
Obligations of State and Political Obligations [Member]
Net Investment Income [Line Items]
Number of securities, continuous loss position, over twelve months	0								0